Vanguard Balanced Index Fund
Vanguard Emerging Markets Government Bond Index Fund
Vanguard Intermediate-Term Corporate Bond Index Fund
Vanguard Long-Term Bond Index Fund
Vanguard Long-Term Corporate Bond Index Fund
Vanguard Short-Term Bond Index Fund
Vanguard Short-Term Corporate Bond Index Fund
Vanguard Total Corporate Bond ETF
Vanguard Total International Bond Index Fund

Supplement to the Prospectuses and Summary Prospectuses

Important Changes

Effective on or about April 2, 2018, Christopher E. Wrazen, current co-portfolio manager on the above-referenced funds (the “Funds”), will assume the role of Head of Bond Indexing—Europe at Vanguard. As a result, Mr. Wrazen will no longer be involved in the day-to-day management of the Funds. Joshua C. Barrickman, head of Fixed Income Indexing Americas, will remain on the Funds as sole portfolio manager.

Prospectus and Summary Prospectus Changes

Effective on or about April 2, 2018, all references to Mr. Wrazen will be removed from the Prospectus and Summary Prospectus for each Fund.

© 2018 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 02 032018

Vanguard Bond Index Funds
Vanguard Charlotte Funds
Vanguard Scottsdale Funds
Vanguard Valley Forge Funds
Vanguard Whitehall Funds

Supplement to the Statements of Additional Information

Important Changes

Effective on or about April 2, 2018, Christopher E. Wrazen, current co-portfolio manager on nine fixed income funds, will assume the role of Head of Bond Indexing—Europe at Vanguard. As a result, Mr. Wrazen will no longer be involved in the day-to-day management of the funds listed below. Joshua C. Barrickman, head of Fixed Income Indexing Americas, will remain on the Funds as sole portfolio manager.

Vanguard Balanced Index Fund	Vanguard Emerging Markets Government Bond Index Fund
Vanguard Intermediate-Term Corporate Bond Index Fund	Vanguard Long-Term Bond Index Fund
Vanguard Long-Term Corporate Bond Index Fund	Vanguard Short-Term Bond Index Fund
Vanguard Short-Term Corporate Bond Index Fund	Vanguard Total Corporate Bond ETF
Vanguard Total International Bond Index Fund

Statement of Additional Information Text Changes

Effective on or around April 2, 2018, all references to Mr. Wrazen will be removed from the Statements of Additional Information.

© 2018 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SAI 084 032018